Revenues - Summary of Breakdown of Revenues by Product Line (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 927,690	€ 960,122
ZEGNA brand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	570,409	566,067
Thom Browne
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	129,154	166,721
TOM FORD FASHION
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	152,715	148,493
Textile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	67,061	71,836
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 8,351	€ 7,005